UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cyrus Capital Partners, L.P. (f/k/a OZF Management, L.P.)

Address:  390 Park Avenue, 21st Floor
          New York, New York 10022

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Stephen C. Freidheim
Title:    Managing Member of Cyrus Capital Partners GP, L.L.C.,
          the general partner of Cyrus Capital Partners, L.P.
Phone:    (212) 380-5880



Signature, Place and Date of Signing:

/s/ Stephen C. Freidheim           New York, NY         May 16, 2005
-----------------------------  --------------------  ------------------
    [Signature]                    [City, State]         [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       19

Form 13F Information Table Value Total:       $188,555
                                              (thousands)


List of Other Included Managers:


1.   28- xxxx   Cyrus Opportunities Master Fund II, Ltd.
                (f/k/a OZF Credit Opportunities Master Fund II, Ltd.)


                                                    FORM 13F INFORMATION TABLE


                                                                                 SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
     NAME OF ISSUER             TITLE OF CLASS     CUSIP   MKT VALUE PRIN AMOUNT PRN CALL DISCRETION  MANAGERS   SOLE       SHARED
     --------------             --------------     -----   --------- ----------- --- ---- ----------  --------   ----       ------
AMERICAN CAPITAL STRATEGIES             COM      024937104   2,356      75,000   SH          SOLE      1          75,000
AQUILA, INC                             COM      03840P102  24,024   6,272,499   SH          SOLE      1       6,272,499
AQUILA, INC                         PIES 6.75%   03840P409   8,299     238,900   PRN         SOLE      1         238,900
CHENIERE ENERGY INC                     COM      16411R208  30,043     465,708   SH          SOLE      1         465,708
COMCAST CORPORATION                    CL A      20030N101   2,801      82,915   SH          SOLE      1          82,915
DADE BEHRING HOLDINGS INC               COM      23342J206  13,653     231,677   SH          SOLE      1         231,677
DELTA AIRLINES, INC                     COM      247361108      95      12,725        CALL   SOLE      1          12,725
DELTA AIRLINES, INC                     COM      247361108     255      63,000   SH          SOLE      1          63,000
DPL INC                                 COM      233293109  21,969     878,763   SH          SOLE      1         878,763
HUNTSMAN CORP PFD MND CV5%              CNV      447011206     128       2,500   PRN         SOLE      1           2,500
HUNTSMAN CORPORATION                    COM      447011107  12,826     550,000   SH          SOLE      1         550,000
MAGELLAN HEALTH SERVICES, INC           COM      559079207   6,065     178,135   SH          SOLE      1         178,135
NEXTEL COMMUNICATIONS CL               CL A      65332V103   5,883     207,000   SH          SOLE      1         207,000
PG&E CORPORATION                        COM      69331C108   7,654     224,471   SH          SOLE      1         224,471
SOUTHERN UN CO NEW COM                  COM      844030106  19,396     772,441   SH          SOLE      1         772,441
SPRINT CORP-FON                         COM      852061100   5,688     250,000   SH          SOLE      1         250,000
TRITON PCS HOLDINGS INC                CL A      89677M106     729     328,500   SH          SOLE      1         328,500
WILLIAMS COS INC DEL                    COM      969457100  17,945     954,021   SH          SOLE      1         954,021
XM SATELLITE RADIO HOLDINGS INC        CL A      983759101   8,746     276,500   SH          SOLE      1         276,500





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